Convertible Notes: (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Restructuring costs	$ (657,770)
Total
Restructured notes	84,405,000
Restructuring costs	2,585,119
Gain
Restructured notes	9,325,893
Restructuring costs	(1,236,798)
Fair value of consideration	8,089,095
CVR
Restructured notes	1,030,794
Restructuring costs	(18,303)
Fair value of consideration	1,012,491
Notes
Restructured notes	19,302,688
Restructuring costs	(657,770)
Fair value of consideration	18,644,918
Equity
Restructured notes	37,858,125
Restructuring costs	(672,248)
Fair value of consideration	37,185,877
Cash
Restructured notes	$ 16,887,500